Prepaid expenses and other current assets (Tables)	12 Months Ended
Mar. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	March 31, 2016 (INR)	As of March 31,
		2017 (INR)	2017 (US$)
Prepaid income taxes	91,669	156,728	2,416
Derivative instruments (Note 21)	108,606	63,818	984
Interest receivable on term deposits	27,731	63,352	977
Other prepaid expenses	80,001	212,039	3,270

Total	308,007	495,937	7,647